DEBT - Bridge Financing (Details)	9 Months Ended
	Sep. 30, 2021 USD ($)	May 20, 2021 USD ($)	Apr. 16, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 01, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Bridge Notes
DEBT
Face amount of debt				$ 6,500,000		$ 6,500,000	$ 6,500,000
Interest rate	15.00%				30.00%
Minimum gross proceeds from equity financing required for conversion of debt	$ 18,000,000
Percentage of outstanding unpaid principal, holders may elect to convert	50.00%
Discount rate on issue price of stock in elective conversion stock	30.00%
Number of times of third party loan proceeds	1.50
Related Party Bridge Notes
DEBT
Face amount of debt		$ 500,000	$ 500,000	$ 1,905,000		$ 1,905,000	$ 1,905,000
Minimum | Bridge Notes
DEBT
Interest rate					24.00%
Minimum | Related Party Bridge Notes
DEBT
Interest rate					24.00%
Maximum | Bridge Notes
DEBT
Interest rate					30.00%
Maximum | Related Party Bridge Notes
DEBT
Interest rate					30.00%